SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 568,549		$ 372,488		$ 1,463,277		$ 914,009
Cost of sales	523,692		340,359		1,336,623		829,253
Gross Profit	44,857		32,129		126,654		84,756
Operating Expenses	45,330	[1],[2]	34,607	[3],[4]	130,652	[5],[6]	103,596	[7],[8]
Operating Loss	(473)		(2,478)		(3,998)		(18,840)
Reconciliation of profit or loss (segment profit/loss)
Other income, net	365		151		653		381
Finance expenses, net	(83)		(214)		(417)		(1,289)
Loss Before Tax	(191)		(2,541)		(3,762)		(19,748)
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Revenues	565,307		369,890		1,454,501		907,716
Cost of sales	522,564		339,507		1,333,550		827,243
Gross Profit	42,743		30,383		120,951		80,473
Operating Expenses	41,966	[1],[2]	31,842	[3],[4]	119,589	[5],[6]	96,246	[7],[8]
Operating Loss	777		(1,459)		1,362		(15,773)
One Real Title [Member]
Segment Reporting Information [Line Items]
Revenues	1,307		1,400		3,683		3,450
Cost of sales	206		197		589		482
Gross Profit	1,101		1,203		3,094		2,968
Operating Expenses	1,853	[1],[2]	1,832	[3],[4]	6,264	[5],[6]	4,724	[7],[8]
Operating Loss	(752)		(629)		(3,170)		(1,756)
One Real Mortgage [Member]
Segment Reporting Information [Line Items]
Revenues	1,758		1,198		4,543		2,843
Cost of sales	871		655		2,348		1,528
Gross Profit	887		543		2,195		1,315
Operating Expenses	1,126	[1],[2]	933	[3],[4]	3,918	[5],[6]	2,626	[7],[8]
Operating Loss	(239)		$ (390)		(1,723)		$ (1,311)
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	177				550
Cost of sales	51				136
Gross Profit	126				414
Operating Expenses	385	[1],[2]			881	[5],[6]
Operating Loss	$ (259)				$ (467)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $15,738 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[4]	Operating expenses includes Revenue share expense of approximately $11,651 thousand and is recorded in the North American Brokerage segment.
[5]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[6]	Operating expenses includes Revenue share expense of approximately $45,886 thousand and is recorded in the North American Brokerage segment.
[7]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[8]	Operating expenses includes Revenue share expense of approximately $33,190 thousand and is recorded in the North American Brokerage segment.